Centre Funds
48 Wall Street, Suite 1100
New York, NY  10005

February 2, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:  Centre Funds (the “Trust”) (File Nos. 333-173306 and 811-22545)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust certifies that the Prospectus and Statement of Additional Information with respect to the Centre American Select Equity Fund, Centre Global ex-U.S. Select Equity Fund, Centre Multi-Asset Real Return Fund, Centre Active U.S. Treasury Fund, and Centre Active U.S. Tax Exempt Fund, being all of the series of the Trust, effective January 28, 2016, do not differ from those filed electronically in Post-Effective Amendment No. 17 (Accession No. 0001398344-16-009280) to the Trust’s registration statement on January 28, 2016.

Sincerely,

James A. Abate
James A. Abate
President and Secretary